S-K 1603(c) Fiduciary Duties to Other Companies	Mar. 27, 2026
Brandon G. Lutnick [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Individual	Entity	Entity’s Business	Affiliation
Brandon G. Lutnick	Cantor Fitzgerald, L.P.(1)	Financial holding company	Chairman and Chief Executive Officer
	Cantor Equity Partners I, Inc.	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners II, Inc.	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners IV, Inc.	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners V, Inc.	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners VI, Inc.	Blank check company	Chairman and Chief Executive Officer
	BGC Group, Inc.	Public company — financial services	Director
	Cantor Fitzgerald Income Trust, Inc.	Public non-traded REIT	Chairman

Jane Novak [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Jane Novak	Cantor Fitzgerald, L.P.(1)	Financial holding company	Managing Director
	Cantor Equity Partners I, Inc.	Blank check company	Chief Financial Officer
	Cantor Equity Partners II, Inc.	Blank check company	Chief Financial Officer
	Cantor Equity Partners IV, Inc.	Blank check company	Chief Financial Officer
	Cantor Equity Partners V, Inc.	Blank check company	Chief Financial Officer
	Cantor Equity Partners VI, Inc.	Blank check company	Chief Financial Officer

Danny Salinas [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Danny Salinas	Cantor Fitzgerald, L.P.(1)	Financial holding company	Chief Financial Officer
	Cantor Equity Partners I, Inc.	Blank check company	Director
	Cantor Equity Partners II, Inc.	Blank check company	Director
	Cantor Equity Partners IV, Inc.	Blank check company	Director
	Cantor Equity Partners V, Inc.	Blank check company	Director
	Cantor Equity Partners VI, Inc.	Blank check company	Director
	Cantor Fitzgerald Income Trust, Inc.	Public non-traded REIT	Chief Financial Officer and Treasurer

Robert Hochberg [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Robert Hochberg	Numeric Computer Systems, Inc.	Global software company	President and Chief Executive Officer
	Lightwave Acquisition Corp.	Blank check company	Director
	Cantor Equity Partners VI, Inc.	Blank check company	Director

Eric Stone [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Eric Stone	Iridian Asset Management LLC	Financial services company	Partner and Portfolio Manager